Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS VARIABLE INSURANCE TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001046292
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 21, 2025
Document Effective Date	dei_DocumentEffectiveDate	Feb. 21, 2025
Prospectus Date	rr_ProspectusDate	Apr. 29, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A